Financial risk - Changes in the net carrying amount (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Credit risk
Write-offs	$ 0	$ (5,750)
Loans at amortized cost
Credit risk
Financial assets at beginning of period	4,911,397
Financial assets at end of period	5,734,605	4,911,397
Loans at amortized cost | Costs:
Credit risk
Financial assets at beginning of period	4,911,397
Financial assets at end of period	5,734,605	4,911,397
Sale of the outstanding credit-impaired loan in Stage 3
Credit risk
Financial assets at beginning of period	11,600
Financial assets at end of period		11,600
Book value		52,100
Financial instruments credit-impaired | Loans at amortized cost | Costs:
Credit risk
Financial assets at beginning of period	4,588	54,573
Classified as credit-impaired during the year	0	2,100
Change in allowance for expected credit losses	191	(744)
Recoveries of amounts previously written off	160	139
Interest income	247	626
Write-offs	0	(52,106)
Financial assets at end of period	$ 5,186	$ 4,588